DEFERRED REVENUE	12 Months Ended
Dec. 31, 2019
Deferred Revenue [Abstract]
DEFERRED REVENUE

NOTE 10. DEFERRED REVENUE

Deferred revenue consists of the following:

	December 31
(in US$ thousands)	2018	2019
Unused virtual points	$1,094	$999
Unamortized virtual items	276	366
	$1,370	$1,365

The breakage amounts recognized as revenue during the years ended December 2018 and 2019 were $0 and $63 thousand, respectively. The cumulative amount of breakage for the years during and prior to 2017 was $346 thousand, recorded to our accumulated deficits at January 1, 2018 as a cumulative effect of initially applying the new revenue accounting standard.